RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the normal course of business, the VIE and VIE’s subsidiaries may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2023, 2022 and 2021, the VIE and VIE’s subsidiaries made sales to affiliated companies in the amount of Nil, $122,189, $31,587, respectively. As of September 30, 2023 and 2022, the VIE and VIE’s subsidiaries had advance from affiliated company for Nil, and $8,740, respectively, which is due on demand.